Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Common stocks: 98.96%
Communication services: 5.49%
Diversified telecommunication services: 2.55%
Verizon Communications Incorporated	274,564	$ 10,817,822
Media: 2.94%
Comcast Corporation Class A	357,700	12,508,769
Consumer discretionary: 2.14%
Multiline retail: 0.77%
Target Corporation	22,069	3,289,164
Specialty retail: 1.37%
The Home Depot Incorporated	18,381	5,805,823
Financials: 1.26%
Banks: 1.26%
JPMorgan Chase & Company	39,772	5,333,425
Health care: 2.81%
Biotechnology: 1.44%
Amgen Incorporated	23,353	6,133,432
Health care providers & services: 1.37%
UnitedHealth Group Incorporated	10,974	5,818,195
Information technology: 6.63%
Communications equipment: 3.34%
Cisco Systems Incorporated	297,717	14,183,238
IT services: 3.29%
MasterCard Incorporated Class A	20,588	7,159,065
Visa Incorporated Class A	32,898	6,834,888
		13,993,953
Real estate: 4.31%
Equity REITs: 4.31%
American Tower Corporation	86,348	18,293,687
Utilities: 76.32%
Electric utilities: 46.31%
Alliant Energy Corporation	100,158	5,529,723
American Electric Power Company Incorporated	199,265	18,920,212
Constellation Energy Corporation	111,094	9,577,414
Duke Energy Corporation	193,937	19,973,572
Entergy Corporation	77,022	8,664,975
Evergy Incorporated	113,357	7,133,556
Eversource Energy	97,077	8,138,936
Exelon Corporation	366,037	15,823,780
FirstEnergy Corporation	205,868	8,634,104
NextEra Energy Incorporated	730,861	61,099,978
See accompanying notes to portfolio of investments

Allspring Utility and Telecommunications Fund  |  1

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Electric utilities (continued)
The Southern Company	237,076	$ 16,929,597
Xcel Energy Incorporated	232,777	16,319,995
		196,745,842
Gas utilities: 2.57%
Atmos Energy Corporation	97,312	10,905,756
Multi-utilities: 25.02%
Ameren Corporation	133,679	11,886,737
CenterPoint Energy Incorporated	361,174	10,831,608
CMS Energy Corporation	208,002	13,172,767
Dominion Energy Incorporated	264,251	16,203,871
DTE Energy Company	103,797	12,199,261
Public Service Enterprise Group Incorporated	158,388	9,704,433
Sempra Energy	123,876	19,143,797
WEC Energy Group Incorporated	140,359	13,160,060
		106,302,534
Water utilities: 2.42%
American Water Works Company Incorporated	67,273	10,253,751
Total Common stocks (Cost $281,000,403)		420,385,391

		Yield
Short-term investments: 1.03%
Investment companies: 1.03%
Allspring Government Money Market Fund Select Class ♠∞		4.09%	4,385,203	4,385,203
Total Short-term investments (Cost $4,385,203)				4,385,203
Total investments in securities (Cost $285,385,606)	99.99%			424,770,594
Other assets and liabilities, net	0.01			60,545
Total net assets	100.00%			$424,831,139

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,507,848	$34,888,510	$(33,011,155)	$0	$0	$4,385,203	4,385,203	$88,486
See accompanying notes to portfolio of investments

2  |  Allspring Utility and Telecommunications Fund

Notes to portfolio of investments—December 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$23,326,591	$0	$0	$23,326,591
Consumer discretionary	9,094,987	0	0	9,094,987
Financials	5,333,425	0	0	5,333,425
Health care	11,951,627	0	0	11,951,627
Information technology	28,177,191	0	0	28,177,191
Real estate	18,293,687	0	0	18,293,687
Utilities	324,207,883	0	0	324,207,883
Short-term investments
Investment companies	4,385,203	0	0	4,385,203
Total assets	$424,770,594	$0	$0	$424,770,594
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Utility and Telecommunications Fund  |  3